OTHER OPERATING GAINS - Additional Information (Details) $ in Thousands					1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 01, 2021 USD ($)	Apr. 01, 2021 USD ($)	Mar. 31, 2021 USD ($)	Oct. 20, 2020 USD ($)	Dec. 31, 2021 installment large_range_2Tanker_vessel_type	Nov. 30, 2021 USD ($) large_range_2Tanker_vessel_type	Dec. 31, 2021 large_range_2Tanker_vessel_type installment	Dec. 31, 2021 USD ($) suezmax_tanker_vessel_type installment very_large_crude_carrier vessels large_range_2Tanker_vessel_type	Dec. 31, 2020 USD ($) installment very_large_crude_carrier	Dec. 31, 2020 USD ($) very_large_crude_carrier installment	Dec. 31, 2020 USD ($) installment very_large_crude_carrier	Dec. 31, 2020 USD ($) installment suezmax_tanker_vessel_type very_large_crude_carrier	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Gain on settlement of claim								$ 0	$ 3,422				$ 3,737
Other gains								$ 519	353				628
Number of newbuildings sold | large_range_2Tanker_vessel_type						4	2	4
Net proceeds from sale of vessel (including related party amounts of $80,000 for the year ended December 31, 2021)								$ 80,000	24,738				0
Number of newbuildings delivered					2			2		1		1
Gain on sale of vessel								$ 5,059	$ 12,354				0
Number of vessels sold recorded as investment in finance lease | very_large_crude_carrier									1	1	1	1
Total purchase price consideration									$ 25,500	$ 25,500	$ 25,500	$ 25,500
Gain on sale of subsidiary								0	6,928				0
Compensation received on termination of contract									3,200	3,200	$ 3,200	3,200
Gain on contract termination									7,400
Gain on pooling arrangement													600
SFL
Property, Plant and Equipment [Line Items]
Gain on contract termination									7,400
Gain on pooling arrangement								$ 300
Loss on pooling arrangements									600				$ 1,500
Number of owned pooled assets | suezmax_tanker_vessel_type								2
Number of third party pooled assets | vessels								2
SeaTeam
Property, Plant and Equipment [Line Items]
Ownership interest sold and purchased by other parties											71.38%
Cash consideration received on disposal									10,700	$ 10,700	$ 10,700	$ 10,700
Proceeds from sale of ownership interest	$ 2,700	$ 2,700	$ 2,700	$ 5,400					$ 5,400
Number of installments for consideration to be received on sale of ownership interest | installment					2		2	2	2	2	2	2
Gain on sale of subsidiary									$ 6,900
LR2 tanker
Property, Plant and Equipment [Line Items]
Net proceeds from sale of vessel (including related party amounts of $80,000 for the year ended December 31, 2021)						$ 160,000		$ 160,000
Gain on sale of vessel								$ 5,100